Consolidated Statements of Operations Information	12 Months Ended
Dec. 31, 2022
Consolidated Statements of Operations Information
Consolidated Statements of Operations Information

Note 18. Consolidated Statements of Operations Information

Revenue

The Group’s revenue comprised:

Years ended December 31:	2022	2021	2020
Royalty, goods and products and services	$52,218	$60,201	$48,441
Interest	3,712	405	531
Dividends	268	244	—
Gain on securities, net	—	—	758
Other, including medical and real estate sectors	7,491	10,441	9,702
Revenue	$63,689	$71,291	$59,432

The revenue of $52,218 from royalty, goods and products and services for the year ended December 31, 2022 comprised royalty revenue of $28,970, natural gas of $17,581, power and electricity of $3,974 and fees of $1,693.

The revenue of $60,201 from royalty, goods and products and services for the year ended December 31, 2021 comprised royalty revenue of $40,137, natural gas of $13,236, power and electricity of $2,927, food products of $2,721 and fees of $1,180.

The revenue of $48,441 from royalty, goods and products and services for the year ended December 31, 2020 comprised royalty revenue of $31,448, natural gas of $7,584, power and electricity of $3,358, food products of $4,602 and fees of $1,449.

Note 18. Consolidated Statements of Operations Information (continued)

Costs and Expenses

The Group’s costs of sales and services comprised:

Years Ended December 31:	2022	2021	2020
Royalty, goods and products and services	$23,677	$22,933	$22,102
(Reversal of) write-down of inventories	(21)	(19)	469
Gain on derivative contracts, net	—	(1,376)	—
Fair value gain on investment property, net of write-down of real estate for sale	(96)	(407)	(757)
(Gain) loss on dispositions of subsidiaries, net	(264)	—	546
Gains on settlements and derecognition of liabilities	(69)	(390)	(2,600)
Change in fair value of loan payable measured at FVTPL	141	1,616	549
Losses on securities, net	2,436	2,320	—
Other, including medical and real estate sectors	4,078	6,241	6,561
Total costs of sales and services	$29,882	$30,918	$26,870

The Group’s net (gain) loss on dispositions of subsidiaries comprised:

Years Ended December 31:	2022	2021	2020
Net (liabilities) assets in excess of considerations received	$(273)	$—	$331
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	9	—	215
(Gain) loss on dispositions of subsidiaries, net (see Note 28)	$(264)	$—	$546

The Group included the following items in costs of sales and services:

Years ended December 31:	2022	2021	2020
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$80	$3,488	$5,041

The Group’s credit losses comprised:

Years ended December 31:	2022	2021	2020
(Reversal of) credit losses on loans and receivables and guarantees, net	$(47)	$88	$(3,108)

During the year ended December 31, 2019, the credit losses included losses of $3,200 relating to the consideration from the sale of a subsidiary, which was no longer expected to be received, and $3,134 on certain corporate guarantees. During the year ended December 31, 2020, the provision for the corporate guarantees were reversed and recognized in profit or loss. The credit losses were recognized on the financial assets that were credit-impaired at the reporting date.

Note 18. Consolidated Statements of Operations Information (continued)

The Group’s selling, general and administrative expenses comprised:

Years ended December 31:	2022	2021	2020
Compensation (wages and salaries)	$4,443	$4,551	$4,083
Legal and professional	6,983	6,395	6,794
Accounting	885	1,238	1,294
Consulting and fees	6,529	3,423	2,836
Depreciation and amortization	784	481	557
Office	748	948	708
Reimbursement of expenses (net of recovery)	5,607	1,018	257
Other	2,501	3,090	3,372
	$28,480	$21,144	$19,901

Additional information on the nature of costs and expenses

Years Ended December 31:	2022	2021	2020
Depreciation, depletion and amortization	$10,699	$11,023	$11,470
Employee benefits expenses*	7,194	6,922	7,253
Expenses for defined contribution plans and similar plans	278	253	123
Termination benefits	394	—	—

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 25.